UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811-21836

ONEFUND Trust

(Exact name of registrant as specified in charter)

200 2nd Ave. South #737

St. Petersburg, FL 33701

(Address of principal executive offices) (Zip code)

Michael G. Willis

200 2nd Ave. South #737

St. Petersburg, FL33701

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-808-600-5366

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Item 1. Reports to Stockholders.

(a)

INDEX
TICKER SYMBOL

ONEFUND S&P 500® EQUAL WEIGHT INDEX

ONEFUND TRUST

SEMI-ANNUAL REPORT

September 30, 2023

TICKER SYMBOL INDEX
ONEFUND S&P 500® EQUAL WEIGHT INDEX
Now known as "ONEFUND S&P 500®"

TABLE OF CONTENTS

Shareholder Letter	1

Investment Results	3

Portfolio Illustration	4

Schedule of Investments	6

Statement of Assets and Liabilities	12

Statement of Operations	13

Statements of Changes in Net Assets	14

Financial Highlights	15

Notes to Financial Statements	16

Liquidity Risk Management Program	20

Summary of Fund Expenses	21

Additional Information	22

Privacy Policy	23

ONEFUND S&P 500® Equal Weight Index	Shareholder Letter
September 30, 2023 (Unaudited)

Dear Shareholders,

Discussion of the Fund:

The ONEFUND S&P 500® Equal Weight Index (the “Fund”) is a “no-load” index fund with no commissions and no 12b-1 fee. The Fund’s ticker symbol is INDEX. The Fund’s portfolio holds approximately 500 of the largest publicly traded companies on Wall Street, as selected by Standard & Poor’s. This puts INDEX in the “Large Cap Blend” category.

As of September 30, 2023, the Fund seeks to track the S&P 500® Equal Weight Index. The S&P 500® Equal Weight Index uses the same 500 constituents as the S&P 500® Market Cap Index. The primary difference is that the S&P 500® Equal Weight Index rebalances its holdings periodically so that, over time, they remain substantially equal*.

Discussion of Fund Performance:

During the six months ended September 30, 2023, INDEX returned -1.36% while the S&P 500® Equal Weight Index fell by -1.11%. The performance of the Fund relative to the S&P 500® Equal Weight Index showed tracking error due to our trading process, cash drag, our cash management process, expenses and trading costs of the Fund. Because the Fund equal weights its holdings over time, sharp price movements of individual holdings have the potential to materially affect the performance of the Fund. A historical chart of tracking error for INDEX is provided below.

HISTORICAL TRACKING ERROR FOR INDEX
	2017	2018	2019	2020	2021	2022	2023 Q3
INDEX	18.79%	-7.82%	28.98%	12.76%	29.11%	-11.82%	1.69%
S&P 500® EQUAL WIEIGHT INDEX	18.90%	-7.64%	29.24%	12.83%	29.63%	-11.45%	1.79%
TRACKING ERROR	-0.11%	-0.18%	-0.26%	-0.07%	-0.52%	-0.37%	-0.10%

During the six months ended September 30, 2023, the S&P 500® Index (Market Cap) grew by +5.18%. As noted above, as of September 30, 2023, the Fund seeks to track the S&P 500® Equal Weight Index, which is not the same as the S&P 500® Index (Market Cap). The better performance the market capitalization version of the S&P 500® Index to our Fund generally occurs when the largest 50 companies within the S&P 500 Index outperform the other 450 companies within the index. This is because the S&P 500® Index (Market Cap) overweight’s the top 50 companies within the index to approximately half of the index, whereas the Equal-Weight methodology seeks to hold all 500 companies equally over time. This data is provided for informational purposes only, and you should not regard the S&P 500® Index (Market Cap) as a benchmark for the Fund during the period of this report.*

Semi-Annual Report | September 30, 2023	1

ONEFUND S&P 500® Equal Weight Index	Shareholder Letter
September 30, 2023 (Unaudited)

During the 2nd quarter of 2023, First Republic Bank (FRC) was fair value priced to zero in the Fund’s portfolio because this bank failed before Standard & Poor’s removed it from the underlying index. Two other banks previously failed in Q1 of 2023 and had to be fair value priced to zero in the Fund. In the future, if there are additional abrupt bankruptcies in the banking industry, or other industries, this could affect the performance of the portfolio negatively.

Because money supply is still at historically high levels (see chart on page 1), higher inflation than normal may continue to be a factor in 2023-24. Historically, the S&P 500® Index strategies have given investors the potential to keep up with inflation and grow their portfolios over time. We created INDEX to simplify investing for retail investors. With one simple purchase, you gain access to the potential growth of Americas’ 500 leading companies according to Standard & Poor’s.

Warm Regards,

Michael Willis

President, ONEFUND, LLC

The foregoing reflects the thoughts and opinions of ONEFUND, LLC, the adviser to the Fund, and is subject to change without notice. Investors cannot invest directly in an index. Subject to investment risks, including possible loss of principal amount invested.

*	The S&P 500® Equal Weight Index is an equal weighted version of the S&P 500® Index. The S&P 500® Equal Weight Index includes the same constituents as the capitalization weighted S&P 500®, but each company in the S&P 500® Equal Weight Index is allocated a fixed weight - or 0.2% of the index total at each quarterly rebalance. It is a broad-based securities market index. Such indices are generally not actively managed and are not subject to fees and expenses typically associated with managed accounts or funds. You cannot invest directly in a broad-based securities index.

The S&P 500® Market Cap Index: The headline market cap indices, the S&P 500®, the S&P MidCap 400® and the S&P SmallCap 600® are widely recognized as leading indicators of U.S. equity market performance. The S&P 500® is the world’s most-tracked index by assets under management.

Past performance is not indicative of future results, ordinary brokerage commissions apply, brokerage commissions will reduce returns.

2	www.ONEFUND.io

ONEFUND S&P 500® Equal Weight Index	Investment Results
September 30, 2023 (Unaudited)

Average Annual Total Returns(a) (for the periods ended September 30, 2023)

	Six Months	One Year	Five Year	Since Inception (4/30/15)
ONEFUND S&P 500® Equal Weight Index	-1.36%	13.25%	7.71%	8.77%
S&P 500® Equal Weight Index	-1.11%	13.64%	7.97%	8.94%

		Expense Ratios (b)
Gross		0.65%
With Applicable Waivers		0.25%

The performance data quoted above represents past performance. Past performance is not a guarantee of future results. Investment return and value of the Fund shares will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than actual performance data quoted. Fund performance current to the most recent month-end is available by calling (844) 464-6339 or by visiting https://onefund.io/fund/.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period. If such fee reductions had not occurred, the quoted performances would have been lower. Total Returns for less than one year are not annualized.

(b)	The expense ratios are from the Fund’s prospectus dated July 28, 2023. ONEFUND, LLC (the “Adviser”) has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to not more than 0.25% of the Fund’s average daily net assets for No Load Class shares. This agreement is in effect through July 31, 2024. This agreement may not be terminated or modified by the Adviser prior to this date except with the approval of the Fund’s Board of Trustees. Additional information pertaining to the Fund’s expense ratios as of September 30, 2023, can be found in the financial highlights.

You should consider the Fund’s investment objective, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objective, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month-end by calling (844) 464-6339.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Semi-Annual Report | September 30, 2023	3

ONEFUND S&P 500® Equal Weight Index	Portfolio Illustration
September 30, 2023 (Unaudited)

Sector Allocation*(as a % of Net Assets)*

ONEFUND S&P 500® Equal Weight Index
Holdings as of September 30, 2023(a)

20.00%
15.00%
10.00%
5.00%
0.00%
4.61%
10.26%
7.50%
5.21%
11.96%
13.09%
14.06%
5.84%
5.80%
15.46%
5.87%
0.19%
0.05%
Communications
Consumer Discretionary
Consumer Staples
Energy
Financials
Health Care
Industrials
Materials
Real Estate
Technology
Utilities
Exchange-Traded Funds
Other Assets in Excess of Liabilities

*	Holdings are subject to change and may not reflect the current or future position of the portfolio. For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry subclassifications for reporting ease. Industries are shown as a percentage of net assets.

(a)	As a percentage of net assets.

The S&P 500® Equal Weight Index (the “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and their Third Party Licensors, and has been licensed for use by ONEFUND, LLC (the “Adviser”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); Third Party Licensor Trademarks are trademarks of the Third Party Licensor and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by the Adviser. It is not possible to invest directly in an index. The ONEFUND S&P 500® Equal Weight Index (the “Fund”) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”) or their Third Party Licensors. Neither S&P Dow Jones Indices nor its Third Party Licensors make any representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ and its Third Party Licensors’ only relationship to the Adviser with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices or its Third Party Licensors without regard to the Adviser or the Fund. S&P Dow Jones Indices and its Third Party Licensors have no obligation to take the needs of the Adviser or the owners of the Fund into consideration in determining, composing or calculating the Index. Neither S&P Dow Jones Indices nor its Third Party Licensors are responsible for and have not participated in the determination of the prices, and amount of the Fund or the timing of the issuance or sale of the Fund or in the determination or calculation of the equation by which the Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices and its Third Party Licensors have no obligation or liability in connection with the administration, marketing or trading of the Fund. There is no assurance that investment products based on the Index will accurately track index performance or provide positive

4	www.ONEFUND.io

ONEFUND S&P 500® Equal Weight Index	Portfolio Illustration
September 30, 2023 (Unaudited)

investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

NEITHER S&P DOW JONES INDICES NOR ITS THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES AND ITS THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES AND ITS THIRD PARTY LICENSORS MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIM ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY ONEFUND, LLC, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES OR ITS THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND ONEFUND, LLC, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Semi-Annual Report | September 30, 2023	5

ONEFUND S&P 500® Equal Weight Index	Schedule of Investments
September 30, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS — 99.66%
Communications — 4.61%
Activision Blizzard, Inc.	2,233	$209,077
Airbnb, Inc., Class A(a)	1,411	193,603
Alphabet, Inc., Class A(a)	813	106,389
Alphabet, Inc., Class C(a)	691	91,108
AT&T, Inc.	14,284	214,545
Booking Holdings, Inc.(a)	65	200,457
Charter Communications, Inc., Class A(a)	487	214,192
Comcast Corp., Class A	4,568	202,545
Electronic Arts, Inc.	1,689	203,356
Expedia Group, Inc.(a)	1,873	193,050
Fox Corp., Class A	4,434	138,341
Fox Corp., Class B	2,306	66,597
Interpublic Group of Companies, Inc.	6,478	185,659
Match Group, Inc.(a)	4,669	182,908
Meta Platforms, Inc., Class A(a)	690	207,146
Netflix, Inc.(a)	465	175,584
News Corp., Class A	7,445	149,346
News Corp., Class B	2,257	47,104
Omnicom Group, Inc.	2,607	194,170
Paramount Global, Class B	15,058	194,248
Take-Two Interactive Software, Inc.(a)	1,441	202,302
T-Mobile US, Inc.(a)	1,494	209,235
VeriSign, Inc.(a)	996	201,720
Verizon Communications, Inc.	6,149	199,289
Walt Disney Co. (The)(a)	2,521	204,327
Warner Bros. Discovery, Inc.(a)	18,170	197,326
		4,583,624
Consumer Discretionary — 10.26%
Amazon.com, Inc.(a)	1,488	189,155
Aptiv PLC(a)	2,047	201,814
AutoZone, Inc.(a)	79	200,659
Axon Enterprise, Inc.(a)	958	190,632
Bath & Body Works, Inc.	5,635	190,463
Best Buy Co., Inc.	2,809	195,141
BorgWarner, Inc.	5,138	207,421
Caesars Entertainment, Inc.(a)	3,743	173,488
CarMax, Inc.(a)	2,534	179,230
Carnival Corp.(a)	13,444	184,452
Chipotle Mexican Grill, Inc.(a)	106	194,174
Copart, Inc.(a)	4,603	198,343
D.R. Horton, Inc.	1,753	188,395
Darden Restaurants, Inc.	1,376	197,071
Domino’s Pizza, Inc.	531	201,137
eBay, Inc.	4,736	208,810
Etsy, Inc.(a)	3,064	197,873
Ford Motor Co.	16,722	207,687
General Motors Co.	6,242	205,799
Genuine Parts Co.	1,371	197,945
Hasbro, Inc.	2,941	194,518
Hilton Worldwide Holdings, Inc.	1,335	200,490
	Shares	Fair Value
Consumer Discretionary (Continued)
Home Depot, Inc. (The)	626	$189,152
Las Vegas Sands Corp.	4,209	192,941
Lennar Corp., Class A	1,733	194,495
Live Nation Entertainment, Inc.(a)	2,541	211,004
LKQ Corp.	4,076	201,803
Lowe’s Companies, Inc.	889	184,770
Marriott International, Inc., Class A	1,001	196,757
Masco Corp.	3,658	195,520
McDonald’s Corp.	737	194,155
MGM Resorts International	4,702	172,846
Mohawk Industries, Inc.(a)	2,186	187,581
NIKE, Inc., Class B	2,106	201,376
Norwegian Cruise Lines Holdings Ltd.(a)	12,619	207,960
NVR, Inc.(a)	33	196,789
O’Reilly Automotive, Inc.(a)	215	195,405
Pool Corp.	597	212,592
PulteGroup, Inc.	2,548	188,679
Ralph Lauren Corp.	1,759	204,202
Ross Stores, Inc.	1,723	194,613
Royal Caribbean Cruises Ltd.(a)	2,113	194,692
Starbucks Corp.	2,159	197,052
Tapestry, Inc.	6,450	185,438
Tesla, Inc.(a)	828	207,182
TJX Companies, Inc. (The)	2,249	199,891
Tractor Supply Co.	946	192,085
Ulta Beauty, Inc.(a)	497	198,527
VF Corporation	10,941	193,327
Whirlpool Corp.	1,507	201,486
Wynn Resorts Ltd.	2,172	200,715
Yum! Brands, Inc.	1,626	203,152
		10,200,884
Consumer Staples — 7.50%
Altria Group, Inc.	4,666	196,205
Archer-Daniels-Midland Co.	2,610	196,846
Brown-Forman Corp., Class B	3,198	184,493
Bunge Ltd.	1,830	198,098
Campbell Soup Co.	4,876	200,306
Church & Dwight Co., Inc.	2,150	197,005
Clorox Co. (The)	1,330	174,310
Coca-Cola Co. (The)	3,526	197,385
Colgate-Palmolive Co.	2,810	199,818
Conagra Brands, Inc.	7,068	193,805
Constellation Brands, Inc., Class A	794	199,556
Costco Wholesale Corp.	373	210,729
Dollar General Corp.	1,617	171,079
Dollar Tree, Inc.(a)	1,773	188,736
Estee Lauder Companies, Inc. (The), Class A	1,336	193,119
General Mills, Inc.	3,109	198,945
Hershey Co. (The)	984	196,879
Hormel Foods Corp.	5,541	210,724

See Notes to Financial Statements.
6	www.ONEFUND.io

ONEFUND S&P 500® Equal Weight Index	Schedule of Investments
September 30, 2023 (Unaudited)

	Shares	Fair Value
Consumer Staples (Continued)
J.M. Smucker Co. (The)	1,453	$178,588
Kellogg Co.	3,462	206,024
KENVUE INC	9,657	193,913
Keurig Dr Pepper, Inc.	6,166	194,661
Kimberly-Clark Corp.	1,613	194,931
Kraft Heinz Co. (The)	6,240	209,914
Kroger Co. (The)	4,382	196,095
Lamb Weston Holdings, Inc.	2,090	193,241
McCormick & Co., Inc., Non-Voting Shares	2,549	192,806
Molson Coors Brewing Co., Class B	3,232	205,522
Mondelez International, Inc., Class A	2,946	204,452
Monster Beverage Corp.(a)	3,649	193,215
PepsiCo, Inc.	1,167	197,736
Philip Morris International, Inc.	2,196	203,306
Procter & Gamble Co. (The)	1,345	196,182
Sysco Corp.	2,940	194,187
Target Corp.	1,663	183,878
Tyson Foods, Inc., Class A	3,952	199,536
Walgreens Boots Alliance, Inc.	9,354	208,033
Wal-Mart Stores, Inc.	1,256	200,872
		7,455,130
Energy — 5.21%
APA Corp.	4,647	190,992
Baker Hughes Co.	5,567	196,626
Chevron Corp.	1,230	207,402
ConocoPhillips	1,676	200,785
Coterra Energy, Inc.	7,294	197,303
Devon Energy Corp.	3,906	186,316
Diamondback Energy, Inc.	1,318	204,132
Enphase Energy, Inc.(a)	1,711	205,576
EOG Resources, Inc.	1,550	196,478
EQT Corp.	4,842	196,488
Exxon Mobil Corp.	1,779	209,175
First Solar, Inc.(a)	1,123	181,466
Halliburton Co.	4,983	201,812
Hess Corp.	1,281	195,993
Kinder Morgan, Inc.	12,243	202,989
Marathon Oil Corp.	7,532	201,481
Marathon Petroleum Corp.	1,324	200,374
Occidental Petroleum Corp.	3,151	204,437
ONEOK, Inc.	3,176	201,454
Phillips 66	1,683	202,212
Pioneer Natural Resources Co.	861	197,643
Schlumberger Ltd.	3,418	199,269
SolarEdge Technologies, Inc.(a)	1,382	178,983
Targa Resources Corp.	2,410	206,585
Valero Energy Corp.	1,448	205,196
Williams Companies, Inc. (The)	6,082	204,903
		5,176,070
Financials — 11.96%
Aflac, Inc.	2,749	210,986
Allstate Corp. (The)	1,937	215,800
	Shares	Fair Value
Financials (Continued)
American Express Co.	1,307	$194,991
American International Group, Inc.	3,448	208,949
Ameriprise Financial, Inc.	596	196,489
Aon PLC, Class A	617	200,044
Arch Capital Group Ltd.(a)	2,662	212,188
Arthur J. Gallagher & Co.	901	205,365
Assurant, Inc.	1,487	213,503
Bank of America Corp.	7,253	198,587
Bank of New York Mellon Corp. (The)	4,593	195,891
Berkshire Hathaway, Inc., Class B(a)	566	198,270
BlackRock, Inc.	298	192,654
Blackstone Group L.P. (The), Class A	1,826	195,638
Brown & Brown, Inc.	2,813	196,460
Capital One Financial Corp.	2,059	199,826
Cboe Global Markets, Inc.	1,344	209,946
Charles Schwab Corp. (The)	3,467	190,338
Chubb Ltd.	1,005	209,221
Cincinnati Financial Corp.	1,959	200,386
Citigroup, Inc.	5,067	208,406
Citizens Financial Group, Inc.	7,515	201,402
CME Group, Inc.	1,003	200,821
Comerica, Inc.	4,402	182,903
Discover Financial Services	2,296	198,902
Everest Re Group Ltd.	555	206,277
Fifth Third Bancorp	7,788	197,270
Franklin Resources, Inc.	7,932	194,969
Globe Life, Inc.	1,884	204,847
Goldman Sachs Group, Inc. (The)	632	204,496
Hartford Financial Services Group, Inc. (The)	2,877	204,008
Huntington Bancshares, Inc.	18,922	196,789
Intercontinental Exchange, Inc.	1,789	196,826
Invesco Ltd.	13,313	193,305
JPMorgan Chase & Co.	1,430	207,378
KeyCorp	18,283	196,725
Loews Corp.	3,295	208,606
M&T Bank Corp.	1,689	213,574
Marsh & McLennan Companies, Inc.	1,056	200,957
MetLife, Inc.	3,249	204,395
Morgan Stanley	2,422	197,805
Nasdaq, Inc.	3,999	194,311
Northern Trust Corp.	2,693	187,110
PNC Financial Services Group, Inc. (The)	1,759	215,953
Principal Financial Group, Inc.	2,729	196,679
Progressive Corp. (The)	1,515	211,040
Prudential Financial, Inc.	2,163	205,247
Raymond James Financial, Inc.	1,934	194,232
Regions Financial Corp.	11,478	197,422
State Street Corp.	2,932	196,327
Synchrony Financial	6,576	201,029
T. Rowe Price Group, Inc.	1,883	197,469
Travelers Companies, Inc. (The)	1,286	210,017

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2023	7

ONEFUND S&P 500® Equal Weight Index	Schedule of Investments
September 30, 2023 (Unaudited)

	Shares	Fair Value
Financials (Continued)
Truist Financial Corp.	6,907	$197,609
U.S. Bancorp	5,696	188,310
W.R. Berkley Corp.	3,321	210,850
Wells Fargo & Co.	5,017	204,995
Willis Towers Watson PLC	1,014	211,885
Zions Bancorporation	5,890	205,502
		11,892,180
Health Care — 13.09%
Abbott Laboratories	2,042	197,768
AbbVie, Inc.	1,380	205,703
Agilent Technologies, Inc.	1,804	201,723
Align Technology, Inc.(a)	619	188,993
AmerisourceBergen Corp.	1,157	208,225
Amgen, Inc.	793	213,126
Baxter International, Inc.	5,319	200,739
Becton, Dickinson and Co.	771	199,327
Biogen, Inc.(a)	794	204,066
Bio-Rad Laboratories, Inc., Class A(a)	575	206,109
Bio-Techne Corp.	2,864	194,952
Boston Scientific Corp.(a)	3,818	201,590
Bristol-Myers Squibb Co.	3,382	196,291
Cardinal Health, Inc.	2,317	201,162
Catalent, Inc.(a)	4,243	193,184
Centene Corp.(a)	3,145	216,628
Charles River Laboratories International, Inc.(a)	1,030	201,859
Cigna Corp.	731	209,117
Cooper Companies, Inc. (The)	588	186,990
CVS Health Corp.	3,124	218,118
Danaher Corp.	828	205,427
DaVita, Inc.(a)	2,153	203,523
DENTSPLY SIRONA, Inc.	5,714	195,190
DexCom, Inc.(a)	1,971	183,894
Edwards LifeSciences Corp.(a)	2,777	192,391
Elevance Health, Inc.	458	199,422
Eli Lilly & Co.	351	188,533
GE HealthCare Technologies, Inc.	3,169	215,618
Gilead Sciences, Inc.	2,706	202,788
HCA Healthcare, Inc.	752	184,977
Henry Schein, Inc.(a)	2,784	206,712
Hologic, Inc.(a)	2,848	197,651
Humana, Inc.	440	214,069
IDEXX Laboratories, Inc.(a)	442	193,273
Illumina, Inc.(a)	1,299	178,327
Incyte Corp.(a)	3,215	185,731
Insulet Corp.(a)	1,196	190,750
Intuitive Surgical, Inc.(a)	690	201,680
IQVIA Holdings, Inc.(a)	963	189,470
Johnson & Johnson	1,281	199,516
Laboratory Corporation of America Holdings	1,012	203,463
McKesson Corp.	489	212,642
Medtronic PLC	2,572	201,542
	Shares	Fair Value
Health Care (Continued)
Merck & Co., Inc.	1,886	$194,164
Mettler-Toledo International, Inc.(a)	182	201,669
Moderna, Inc.(a)	1,911	197,387
Molina Healthcare, Inc.(a)	642	210,505
Organon & Co.	10,663	185,110
PerkinElmer, Inc.	1,925	213,098
Pfizer, Inc.	6,005	199,186
Quest Diagnostics, Inc.	1,619	197,291
Regeneron Pharmaceuticals, Inc.(a)	248	204,094
ResMed, Inc.	1,390	205,539
STERIS PLC	923	202,525
Stryker Corp.	710	194,022
Teleflex, Inc.	995	195,428
Thermo Fisher Scientific, Inc.	397	200,949
UnitedHealth Group, Inc.	428	215,793
Universal Health Services, Inc., Class B	1,564	196,642
Vertex Pharmaceuticals, Inc.(a)	600	208,643
Viatris, Inc.	20,345	200,602
Waters Corp.(a)	780	213,884
West Pharmaceutical Services, Inc.	523	196,235
Zimmer Biomet Holdings, Inc.	1,705	191,335
Zoetis, Inc., Class A	1,107	192,596
		13,008,956
Industrials — 14.06%
3M Co.	1,936	181,248
A.O. Smith Corp.	2,930	193,761
Alaska Air Group, Inc.(a)	5,167	191,592
Allegion PLC	1,903	198,293
American Airlines Group, Inc.(a)	14,713	188,474
AMETEK, Inc.	1,336	197,407
Amphenol Corp., Class A	2,395	201,156
Boeing Co. (The)(a)	974	186,696
Carrier Global Corp.	3,506	193,531
Caterpillar, Inc.	729	199,017
CH Robinson Worldwide, Inc.	2,383	205,248
Cintas Corp.	415	199,619
CSX Corp.	6,868	211,191
Cummins, Inc.	876	200,131
Deere & Co.	515	194,351
Delta Air Lines, Inc.	5,039	186,443
Dover Corp.	1,447	201,871
Eaton Corp. PLC	871	185,767
Emerson Electric Co.	2,079	200,769
Expeditors International of Washington, Inc.	1,793	205,532
Fastenal Co.	3,773	206,157
FedEx Corp.	812	215,114
Fortive Corp.	2,652	196,672
Generac Holdings, Inc.(a)	1,786	194,603
General Dynamics Corp.	944	208,595
General Electric, Co.	1,841	203,523

See Notes to Financial Statements.
8	www.ONEFUND.io

ONEFUND S&P 500® Equal Weight Index	Schedule of Investments
September 30, 2023 (Unaudited)

	Shares	Fair Value
Industrials (Continued)
Honeywell International, Inc.	1,115	$205,985
Howmet Aerospace Inc.	4,317	199,661
Huntington Ingalls Industries, Inc.	976	199,670
IDEX Corp.	952	198,035
Illinois Tool Works, Inc.	863	198,758
Ingersoll Rand, Inc.	2,963	188,802
Jacobs Solutions, Inc.	1,573	214,714
JB Hunt Transport Services, Inc.	1,114	210,011
Johnson Controls International PLC	3,587	190,864
Keysight Technologies, Inc.(a)	1,555	205,742
L3 Harris Technologies, Inc.	1,225	213,297
Lockheed Martin Corp.	486	198,755
Nordson Corp.	884	197,282
Norfolk Southern Corp.	1,051	206,973
Northrop Grumman Corp.	487	214,372
Old Dominion Freight Line, Inc.	488	199,660
Otis Worldwide Corp.	2,487	199,731
PACCAR, Inc.	2,434	206,939
Parker-Hannifin Corp.	503	195,929
Pentair PLC	3,021	195,610
Quanta Services, Inc.	996	186,322
Raytheon Technologies Corp.	2,464	177,334
Republic Services, Inc.	1,407	200,512
Robert Half International, Inc.	2,810	205,917
Rockwell Automation, Inc.	693	198,108
Rollins, Inc.	5,696	212,631
Roper Technologies, Inc.	418	202,429
Snap-on, Inc.	792	202,008
Southwest Airlines Co.	6,965	188,543
Stanley Black & Decker, Inc.	2,261	188,974
TE Connectivity Ltd.	1,609	198,760
Teledyne Technologies, Inc.(a)	501	204,699
Textron, Inc.	2,721	212,619
Trane Technologies PLC	999	202,707
Transdigm Group, Inc.(a)	236	198,979
Trimble, Inc.(a)	4,035	217,325
Union Pacific Corp.	971	197,725
United Airlines Holdings, Inc.(a)	4,336	183,413
United Parcel Service, Inc., Class B	1,277	199,046
United Rentals, Inc.	444	197,389
W.W. Grainger, Inc.	298	206,168
Wabtec Corp.	1,930	205,101
Waste Management, Inc.	1,315	200,459
Xylem, Inc.	2,160	196,625
		13,971,344
Materials — 5.84%
Air Products & Chemicals, Inc.	689	195,263
Albemarle Corp.	1,115	189,595
Amcor PLC	22,236	203,682
Avery Dennison Corp.	1,136	207,513
Ball Corp.	3,949	196,581
Celanese Corp.	1,651	207,234
CF Industries Holdings, Inc.	2,456	210,577
	Shares	Fair Value
Materials (Continued)
Corteva, Inc.	4,149	$212,262
Dow, Inc.	3,830	197,475
DuPont de Nemours, Inc.	2,728	203,482
Eastman Chemical Co.	2,586	198,398
Ecolab, Inc.	1,130	191,422
FMC Corp.	2,726	182,560
Freeport-McMoRan, Inc.	5,235	195,213
International Flavors & Fragrances, Inc.	2,993	204,033
International Paper Co.	5,940	210,692
Linde PLC	532	198,090
LyondellBasell Industries N.V., Class A	2,070	196,029
Martin Marietta Materials, Inc.	470	192,926
Mosaic Co. (The)	5,463	194,483
Newmont Corp.	5,311	196,241
Nucor Corp.	1,247	194,968
Packaging Corporation of America	1,403	215,430
PPG Industries, Inc.	1,516	196,777
Sealed Air Corp.	6,057	199,033
Sherwin-Williams Co. (The)	758	193,328
Steel Dynamics, Inc.	1,998	214,226
Vulcan Materials Co.	951	192,121
WestRock Co.	5,950	213,010
		5,802,644
Real Estate — 5.80%
Alexandria Real Estate Equities, Inc.	1,788	178,979
American Tower Corp.	1,137	186,980
AvalonBay Communities, Inc.	1,147	196,986
Boston Properties, Inc.	3,089	183,734
Camden Property Trust	1,997	188,876
CBRE Group, Inc., Class A(a)	2,413	178,224
Crown Castle International Corp.	2,073	190,778
Digital Realty Trust, Inc.	1,582	191,454
Equinix, Inc.	267	193,911
Equity Residential	3,283	192,745
Essex Property Trust, Inc.	913	193,638
Extra Space Storage, Inc.	1,627	197,811
Federal Realty Investment Trust	2,107	190,957
Healthpeak Properties, Inc.	10,274	188,631
Host Hotels & Resorts, Inc.	12,815	205,936
Invitation Homes, Inc.	6,071	192,390
Iron Mountain, Inc.	3,282	195,115
Kimco Realty Corp.	11,070	194,721
Mid-America Apartment Communities, Inc.	1,492	191,946
Prologis, Inc.	1,679	188,401
Public Storage	752	198,167
Realty Income Corp.	3,718	185,677
Regency Centers Corp.	3,210	190,802
SBA Communications Corp., Class A	948	189,761
Simon Property Group, Inc.	1,795	193,914
UDR, Inc.	5,320	189,764
Ventas, Inc.	4,853	204,457
VICI Properties, Inc.	6,595	191,915

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2023	9

ONEFUND S&P 500® Equal Weight Index	Schedule of Investments
September 30, 2023 (Unaudited)

	Shares	Fair Value
Real Estate (Continued)
Welltower, Inc.	2,490	$203,981
Weyerhaeuser Co.	6,408	196,469
		5,767,120
Technology — 15.46%
Accenture PLC, Class A	632	194,094
Adobe, Inc.(a)	367	187,133
Advanced Micro Devices, Inc.(a)	1,939	199,368
Akamai Technologies, Inc.(a)	1,965	209,350
Analog Devices, Inc.	1,159	202,929
ANSYS, Inc.(a)	654	194,598
Apple, Inc.	1,154	197,576
Applied Materials, Inc.	1,394	192,999
Arista Networks, Inc.(a)	1,047	192,575
Autodesk, Inc.(a)	938	194,082
Automatic Data Processing, Inc.	825	198,479
Broadcom, Inc.	240	199,339
Broadridge Financial Solutions, Inc.	1,096	196,239
Cadence Design Systems, Inc.(a)	864	202,435
CDW Corp.	967	195,102
Ceridian HCM Holding, Inc.(a)	2,813	190,862
Cisco Systems, Inc.	3,630	195,149
Cognizant Technology Solutions Corp., Class A	2,883	195,294
Corning, Inc.	6,557	199,792
CoStar Group, Inc.(a)	2,491	191,533
DXC Technology Co.(a)	10,009	208,487
EPAM Systems, Inc.(a)	775	198,160
Equifax, Inc.	1,046	191,606
F5, Inc.(a)	1,281	206,420
FactSet Research Systems, Inc.	479	209,449
Fair Isaac Corp.(a)	229	198,893
Fidelity National Information Services, Inc.	3,717	205,438
Fiserv, Inc.(a)	1,692	191,128
FleetCor Technologies, Inc.(a)	757	193,292
Fortinet, Inc.(a)	3,210	188,363
Garmin Ltd.	2,001	210,505
Gartner, Inc.(a)	581	199,637
Global Payments, Inc.	1,634	188,547
Hewlett Packard Enterprise Co.	11,862	206,043
HP, Inc.	6,984	179,489
Intel Corp.	5,411	192,361
International Business Machines Corp.	1,393	195,438
Intuit, Inc.	374	191,092
Jack Henry & Associates, Inc.	1,359	205,399
Juniper Networks, Inc.	7,076	196,642
KLA Corp.	413	189,427
Lam Research Corp.	308	193,045
Leidos Holdings, Inc.	2,147	197,868
MarketAxess Holdings, Inc.	908	193,985
MasterCard, Inc., Class A	496	196,371
Microchip Technology, Inc.	2,611	203,789
	Shares	Fair Value
Technology (Continued)
Micron Technology, Inc.	2,931	$199,396
Microsoft Corp.	615	194,186
Monolithic Power Systems, Inc.	411	189,882
Moody’s Corp.	605	191,283
Motorola Solutions, Inc.	728	198,191
MSCI, Inc.	385	197,536
NetApp, Inc.	2,601	197,364
NortonLifeLock, Inc.	10,289	181,910
NVIDIA Corp.	451	196,180
NXP Semiconductors NV	1,013	202,519
ON Semiconductor Corp.(a)	2,101	195,288
Oracle Corp.	1,628	172,438
Palo Alto Networks, Inc.(a)	827	193,882
Paychex, Inc.	1,706	196,753
Paycom Software, Inc.	723	187,452
PayPal Holdings, Inc.(a)	3,373	197,186
PTC, Inc.(a)	1,432	202,886
Qorvo, Inc.(a)	2,071	197,718
Qualcomm, Inc.	1,938	215,235
S&P Global, Inc.	526	192,206
Salesforce, Inc.(a)	915	185,544
Seagate Technology PLC	3,146	207,479
ServiceNow, Inc.(a)	343	191,723
Skyworks Solutions, Inc.	2,070	204,081
Synopsys, Inc.(a)	448	205,619
Teradyne, Inc.	2,063	207,250
Texas Instruments, Inc.	1,249	198,603
Tyler Technologies, Inc.(a)	524	202,337
Verisk Analytics, Inc.	842	198,914
Visa, Inc., Class A	832	191,368
Western Digital Corp.(a)	4,732	215,920
Zebra Technologies Corp., Class A(a)	802	189,697
		15,357,828
Utilities — 5.87%
AES Corp.	11,910	181,032
Alliant Energy Corp.	4,054	196,416
Ameren Corp.	2,590	193,810
American Electric Power Co., Inc.	2,646	199,032
American Water Works Co., Inc.	1,493	184,878
Atmos Energy Corp.	1,801	190,780
CenterPoint Energy, Inc.	7,271	195,226
CMS Energy Corp.	3,675	195,179
Consolidated Edison, Inc.	2,305	197,147
Constellation Energy Corp.	1,893	206,487
Dominion Energy, Inc.	4,365	194,985
DTE Energy Co.	2,004	198,957
Duke Energy Corp.	2,260	199,468
Edison International	2,947	186,516
Entergy Corp.	2,159	199,708
Evergy, Inc.	3,813	193,319
Eversource Energy	3,313	192,651
Exelon Corp.	5,069	191,558
FirstEnergy Corp.	5,774	197,355

See Notes to Financial Statements.
10	www.ONEFUND.io

ONEFUND S&P 500® Equal Weight Index	Schedule of Investments
September 30, 2023 (Unaudited)

	Shares	Fair Value
Utilities (Continued)
NextEra Energy, Inc.	3,078	$176,339
Nisource, Inc.	7,626	188,210
NRG Energy, Inc.	5,206	200,535
PG&E Corp.(a)	12,128	195,625
Pinnacle West Capital Corp.	2,685	197,831
PPL Corp.	8,311	195,807
Public Service Enterprise Group, Inc.	3,384	192,583
Sempra Energy	2,887	196,403
Southern Co. (The)	3,028	195,972
WEC Energy Group, Inc.	2,429	195,656
Xcel Energy, Inc.	3,604	206,220
		5,835,685

Total Common Stocks (Cost $78,786,042)		99,051,465
	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 0.19%
SPDR® S&P 500® ETF Trust	440	$188,091
Total Exchange-Traded Funds (Cost $188,740)		188,091

Total Investments — 99.85% (Cost $78,974,782)		99,239,556

Other Assets in Excess of Liabilities — 0.15%		153,595

NET ASSETS — 100.00%		$99,393,151

(a)	Non-income producing security.

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2023	11

ONEFUND S&P 500® Equal Weight Index	Statement of Assets and Liabilities
September 30, 2023 (Unaudited)

ASSETS:
Investments in securities at fair value (cost $78,974,782)	$99,239,556
Cash and cash equivalents	164,551
Receivable for fund shares sold	34,368
Dividends receivable	129,705
Tax reclaims receivable	260
Receivable from Investment Adviser	20,445
Prepaid expenses	21,414
Total Assets	99,610,299
LIABILITIES:
Payable for fund shares redeemed	47,511
Payable for investments purchased	154,155
Payable to Administrator	10,830
Payable to trustees	2,396
Other accrued expenses	2,256
Total Liabilities	217,148
NET ASSETS	$99,393,151
NET ASSETS CONSIST OF:
Paid-in capital	82,330,335
Accumulated earnings	17,062,816
NET ASSETS	$99,393,151
Shares of beneficial interest outstanding, without par value	2,357,718
Net asset value, offering and redemption price per share(a)	$42.16

(a)	The Fund charges a 0.25% redemption fee on shares redeemed within 30 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 30 calendar days.

See Notes to Financial Statements.
12	www.ONEFUND.io

ONEFUND S&P 500® Equal Weight Index	Statement of Operations
For the six months ended September 30, 2023 (Unaudited)

INVESTMENT INCOME:
Dividend and interest income (net of foreign taxes withheld of $493)	$1,005,984
Total investment income	1,005,984

EXPENSES:
Investment Adviser fees (Note 3)	127,990
Fund accounting and administration fees	55,004
Registration expenses	24,638
Insurance expenses	20,508
Transfer agent fees	17,751
Chief compliance officer fees	16,525
Legal fees	13,620
Printing and postage expenses	11,257
Audit and tax preparation fees	10,181
Custodian fees	7,901
Pricing	5,686
Trustee fees and expenses	512
Miscellaneous expenses	9,008
Total expenses	320,581
Fees waived/reimbursed by Investment Adviser (Note 3)	(192,950)
Net operating expenses	127,631
NET INVESTMENT INCOME:	878,353

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMETNTS:
Net realized loss on investments	(874,909)
Net change in unrealized loss on investments	(1,440,443)
NET REALIZED AND CHANGE IN UNREALIZED LOSS ON INVESTMENTS	(2,315,352)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,436,999)

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2023	13

ONEFUND S&P 500® Equal Weight Index	Statements of Changes in Net Assets

	For the
	Six Months	For the
	Ended	Year
	September 30,	Ended
	2023	March 31,
	(Unaudited)	2023
INCREASE (DECREASE) IN NET ASSETS DUE TO:
OPERATIONS:
Net investment income	$878,353	$1,608,094
Net realized loss on investments	(874,909)	(1,269,938)
Net change in unrealized depreciation on investments	(1,440,443)	(6,843,597)
Net decrease in net assets resulting from operations	(1,436,999)	(6,505,441)

Distributions to shareholders
From earnings	—	(3,101,494)
Total Distributions	—	(3,101,494)

CAPITAL TRANSACTIONS
Proceeds from shares sold	10,162,773	22,388,785
Reinvestment of distributions	—	3,060,343
Amount paid for shares redeemed	(10,782,689)	(16,662,661)
Proceeds from redemption fees(a)	675	2,628
Net increase (decrease) in net assets resulting from capital transactions	(619,241)	8,789,095
Total Decrease in Net Assets	(2,056,240)	(817,840)

NET ASSETS
Beginning of period	101,449,391	102,267,231
End of period	$99,393,151	$101,449,391

SHARE TRANSACTIONS
Shares sold	232,895	521,607
Shares issued in reinvestment of distributions	—	71,570
Shares redeemed	(248,856)	(388,236)
Net increase (decrease) in shares outstanding	(15,961)	204,941

(a)	The Fund charges a 0.25% redemption fee on shares redeemed within 30 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 30 calendar days.

See Notes to Financial Statements.
14	www.ONEFUND.io

ONEFUND S&P 500® Equal Weight Index	Financial Highlights
(For a share outstanding during each period)

	For the
	Six Months
	Ended
	September 30,		For the Year	For the Year	For the Year	For the Year	For the Year
	2023		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		March 31, 2023	March 31, 2022	March 31, 2021	March 31, 2020	March 31, 2019
SELECTED PER SHARE DATA
Net asset value, beginning of period	$42.74		$47.16	$42.58	$25.34	$31.19	$30.04

Investment operations:
Net investment income(a)	0.37		0.71	0.63	0.56	0.60	0.57
Net realized and unrealized gain (loss) on investments	(0.95)		(3.78)	4.83	17.25	(5.90)	1.42
Total from investment operations	(0.58)		(3.07)	5.46	17.81	(5.30)	1.99

Less distributions to shareholders from:
Net investment income	—		(0.50)	(0.53)	(0.58)	(0.55)	(0.49)
Net realized gains	—		(0.85)	(0.35)	—	—	(0.35)
Total distributions	—		(1.35)	(0.88)	(0.58)	(0.55)	(0.84)

Paid in capital from redemption fees	—	(b)	— (b)	— (b)	0.01	— (b)	— (b)
Net asset value, end of period	$42.16		$42.74	$47.16	$42.58	$25.34	$31.19

Total Return(c)	(1.36	)% (d)	(6.52)%	12.83%	70.67%	(17.44)%	7.02%

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$99,393		$101,449	$102,267	$70,202	$39,322	$39,258
Ratio of expenses to average net assets after expense waiver	0.25	% (e)	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets before expense waiver	0.63	% (e)	0.65%	0.66%	0.86%	1.12%	1.34%
Ratio of net investment income to average net assets after expense waiver	1.72	% (e)	1.66%	1.37%	1.61%	1.87%	1.85%

Portfolio turnover rate	24	% (d)	42%	60%	96%	76%	83%

(a)	Calculated using the average shares method.

(b)	Rounds to less than $0.005 per share.

(c)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(d)	Not annualized.

(e)	Annualized.

See Notes to Financial Statements.
Semi-Annual Report | September 30, 2023	15

ONEFUND S&P 500® Equal Weight Index	Notes to Financial Statements
September 30, 2023 (Unaudited)

1.	ORGANIZATION

The ONEFUND S&P 500® Equal Weight Index (formerly known as the Index Funds S&P 500® Equal Weight) (the “Fund”) is a separate series of ONEFUND TRUST (formerly known as Index Funds), an open-end management investment company that was organized as a trust under the laws of the State of Delaware on November 9, 2005 (the “Trust”). The Fund currently offers one class of shares: No Load Shares. The Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund seeks to achieve its investment objective by investing in a portfolio of assets whose performance, before fees and expenses, is expected to match approximately the performance of the S&P 500® Equal Weight Index (the “Index”). The Fund expects that its portfolio will consist primarily of securities of issuers included in the Index. The Index is designed to measure the performance of approximately 500 U.S. issuers chosen for market size, liquidity and industry grouping, among other factors.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in The United States of America (“GAAP”). The Fund is an investment company and accordingly follows the Investment Company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

Regulatory Update — Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Fund.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Transactions — Investment security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Investment Income — Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Interest income, which includes amortization of premium and accretion of discount, is recorded on the accrual basis.

Investment Valuation — The Fund’s portfolio securities are valued as of the close of trading of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time). Each security, excluding short-term investments, is valued at the last sale price reported by the principal security exchange on which the issue is traded. Money market funds, representing short-term investments, are valued at their daily net asset value. Securities that are traded on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price or if no sale is reported, the mean between the bid and the ask. Securities which are traded over-the-counter are valued at the last sale price or, if no sale, at the mean between the bid and the ask. Securities for which quotations are not readily available are valued at fair value as determined by the Fund’s investment adviser, as the Valuation Designee appointed by the Board of Trustees (the “Board”), in accordance with procedures approved by the Board. The fair value of a security is the amount which the Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and the Fund may not be able to sell a security at the fair value. Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the NYSE. As of March 31, 2023, there were no securities that were internally fair valued.

Fair Value Measurements — A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available. In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

16	www.ONEFUND.io

ONEFUND S&P 500® Equal Weight Index	Notes to Financial Statements
September 30, 2023 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 —	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 —	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 —	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Fund to measure fair value during the six months ended September 30, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund’s investments as of March 31, 2023:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$99,051,465	$—	$—	$99,051,465
Exchange-Traded Funds	188,091	—	—	188,091
TOTAL	$99,239,556	$—	$—	$99,239,556

*	See Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Cash and Cash Equivalents — Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

Expenses — The Fund bears expenses incurred specifically for the Fund and general Trust expenses.

Distributions to Shareholders — Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Fees on Redemptions — The Fund charges a redemption fee of 0.25% on redemptions of Fund’s shares occurring within 30 days following the issuance of such shares. The redemption fee is not a fee to finance sales or sales promotion expenses but is paid to the Fund to defray the costs of liquidating an investor and discourage short-term trading of the Fund’s shares. No redemption fee will be imposed on the redemption of shares representing dividends or capital gains distributions, or on amounts representing capital appreciation of shares.

Federal Income Taxes — As of and during the six months ended September 30, 2023, the Fund did not have a liability for any unrecognized tax benefits. The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return for federal purposes and four years for most state returns. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. Therefore, no provision is made by the Fund for federal income or excise taxes. The Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ended March 31, 2023. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Interest or penalties, if any, will be recorded in the Statement of Operations when incurred.

Semi-Annual Report | September 30, 2023	17

ONEFUND S&P 500® Equal Weight Index	Notes to Financial Statements
September 30, 2023 (Unaudited)

3.	ADVISORY FEES, ADMINISTRATION FEES AND OTHER AGREEMENTS

Investment Advisory Agreement — ONEFUND, LLC (the “Adviser”) currently provides investment advisory services for individuals, trusts, estates and institutions. The Adviser commenced operations in 2004 and is registered as an investment adviser with the Securities and Exchange Commission. The Adviser is entitled to an investment advisory fee, computed daily and payable monthly, of 0.25% of the average daily net assets of the Fund. Mike Willis, an officer of the Trust is also an officer of the Adviser.

The Adviser has agreed to waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses after fee waiver/expense reimbursement (excluding acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses) to 0.25% of the Fund’s average daily net assets for No Load Shares. The Adviser intends to reimburse fund expenses no less frequently than on a quarterly basis, but there have been and there may continue to be instances where the Adviser reimburses fund expenses on a less frequent basis. This agreement is in effect through July 31, 2024, and may not be terminated or modified by the Adviser prior to this date except with the approval of the Fund’s Board. Amounts previously waived or reimbursed by the Adviser under this agreement are not subject to subsequent recapture by the Adviser.

Fund Accounting and Administration Fees and Expenses — Ultimus Fund Solutions, LLC (“Ultimus” or the “Administrator”) provides administrative, fund accounting and other services to the Fund under a Master Services Agreement with the Trust (the “Master Services Agreement”). Under the Master Services Agreement, Ultimus is paid fees for its services and is reimbursed for certain out-of-pocket expenses. Administrator fees paid by the Fund for the six months ended September 30, 2023 are disclosed in the Statement of Operations.

Transfer Agent and Shareholder Services Agreement — Ultimus serves as transfer, dividend paying and shareholder servicing agent for the Fund (the “Transfer Agent”) under the Master Services Agreement. Transfer Agent fees paid by the Fund for the six months ended September 30, 2023 are disclosed in the Statement of Operations.

Compliance Services — Pine Advisors LLC (“PINE”) provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between PINE and the Trust. Under the terms of such agreement, PINE receives fees from the Fund, which are approved annually by the Board. Prior to June 29, 2023, Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provided a Chief Compliance Officer to the Trust, as well as related compliance services.

Distributor — The Fund has entered into a Distribution Agreement with Ultimus Fund Distributors, LLC (the “Distributor”) to provide distribution services to the Fund. The Distributor serves as underwriter/distributor of shares of the Fund. Distribution services fees are paid by the Adviser pursuant to the terms set forth in the Distribution Agreement.

4.	PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investment securities, excluding short-term securities, are shown below for the six months ended September 30, 2023.

	Cost of Investments	Proceeds from
	Purchased	Investments Sold
ONEFUND S&P 500® Equal Weight Index	$24,330,983	$24,221,742

5.	TAX BASIS INFORMATION

Distributions are determined in accordance with federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end.

The tax character of distributions paid during the fiscal year ended March 31, 2023, were as follows:

	Ordinary Income	Long-Term Capital Gains
ONEFUND S&P 500® Equal Weight Index	$2,323,947	$777,547

18	www.ONEFUND.io

ONEFUND S&P 500® Equal Weight Index	Notes to Financial Statements
September 30, 2023 (Unaudited)

As of September 30, 2023, net unrealized appreciation/(depreciation) of investments based on the federal tax cost were as follows:

	Gross Appreciation	Gross Depreciation		Cost of Investments
	(excess of value over	(excess of tax cost	Net Unrealized	for Income Tax
	tax cost)	over value)	Appreciation	Purposes
ONEFUND S&P 500® Equal Weight Index	$21,731,341	(4,341,886)	$17,389,455	$81,850,101

The difference between book basis and tax basis is primarily attributable to wash sales.

At March 31, 2023, components of distributable earnings on a tax basis were as follows:

ONEFUND S&P 500®
Equal Weight Index
Accumulated ordinary income	$823,963
Accumulated capital and other losses	(1,154,047)
Net unrealized appreciation on investments	18,829,899
Total	$18,499,815

Capital Losses — As of March 31, 2023, the Fund had short-term and long-term capital loss carryforwards of $466,593 and $687,454, respectively. These capital loss carryforwards may reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus may reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax pursuant to the Code. During the fiscal year ended March 31, 2023, the Fund did not utilize any capital loss carryforwards.

6.	BENEFICIAL OWNERSHIP

As of September 30 2023, the following entities owned beneficially 25% or greater of the Fund’s outstanding shares. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the origination broker rather than designated separately).

ONEFUND S&P 500® Equal Weight Index	Percentage
Charles Schwab & Co.	66%

7.	COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects the risk of loss to be remote.

8.	SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure except as noted below.

Effective November 15, 2023, the Fund’s name will change from “ONEFUND S&P 500® Equal Weight Index” to the “ONEFUND S&P 500®” and the Fund’s underlying index will change from the “S&P 500® Equal Weight Index” to the “S&P 500® Index”.

Semi-Annual Report | September 30, 2023	19

Index Funds S&P 500® Equal Weight	Liquidity Risk Management Program
September 30, 2023 (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The Board of Trustees (the “Board”) of the Fund appointed the Adviser as the liquidity program administrator of the Fund’s Liquidity Risk Management Policies and Procedures (“LRM Procedures”). The LRM Procedures require that the Board review an annual written report that addresses the operation of the LRM Procedures and assesses its adequacy and effectiveness of implementation, including the operation of any applicable highly liquid investment minimum, and any material changes to the LRM Procedures. The annual report, covering the period from May 31, 2022 through June 30, 2023 (the “Report”), was presented to the Board for consideration at its meeting held on September 28, 2023. During the review period, (i) there were no changes to the Program; (ii) the Fund invested primarily in highly liquid investments and, therefore, was not required to establish, and did not establish, a highly liquid investment minimum; (iii) the Fund did not invest more than 15% of its net assets in illiquid investments; (iv) the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements; and (v) the Fund did not experience unusual stress or disruption to its operations related to purchase and redemption activity. The Report concluded that the LRM Procedures are operating effectively to assess and manage the Fund’s liquidity risk and that the LRM Procedures have been and continue to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.

20	www.ONEFUND.io

ONEFUND S&P 500® Equal Weight Index	Summary of Fund Expenses
September 30, 2023 (Unaudited)

As a shareholder of ONEFUND S&P 500® Equal Weight Index (the “Fund”), you may incur two types of costs: (1) transaction costs, including applicable redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on April 1, 2023 and held until September 30, 2023.

Actual Expenses. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. The expenses shown in the table are meant to highlight ongoing Fund costs only and do not reflect transaction fees, such as redemption fees or exchange fees. Therefore, the second line of the table below is useful in comparing ongoing costs only, and may not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Expense
ONEFUND S&P 500® Equal Weight Index	April 1, 2023	September 30, 2023	Period(a)	Ratio
Actual	$1,000.00	$986.40	$1.24	0.25%
Hypothetical(b)	$1,000.00	$1,023.75	$1.26	0.25%

(a)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by (183/366) (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

Semi-Annual Report | September 30, 2023	21

ONEFUND S&P 500® Equal Weight Index	Additional Information
September 30, 2023 (Unaudited)

1.	PROXY VOTING POLICIES AND VOTING RECORD

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Adviser’s Proxy Voting and Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information (dated July 28, 2023) and are available, (1) without charge, upon request, by calling (1-844-464-6339) and (2) on the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at www.sec.gov.

2.	QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. These filings are available on the SEC’s website at www.sec.gov.

22	www.ONEFUND.io

ONEFUND S&P 500® Equal Weight Index	Privacy Policy
September 30, 2023 (Unaudited)

FACTS	WHAT DOES ONEFUND S&P 500® EQUAL WEIGHT INDEX (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●   Social Security number and name and address

●   Account balances and transaction history

●   Wire transfer instructions

When you are no longer our investor, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes— to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes— information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call (844) 464-6339

Semi-Annual Report | September 30, 2023	23

ONEFUND S&P 500® Equal Weight Index	Privacy Policy
September 30, 2023 (Unaudited)

Who We Are
Who is providing this notice?	ONEFUND S&P 500® Equal Weight Index (the “Fund”)
What We Do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that seek to comply with federal law. These measures include computer safeguards and secured files and buildings.
How does the Fund collect my personal information?	We collect your personal information, for example, when you ● Open an account ● Provide account information or give us your contact information ● Make a wire transfer or deposit money
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●   sharing for affiliates’ everyday business purposes — information about your creditworthiness

●   affiliates from using your information to market to you

●   sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●   Nonaffiliates can include third parties who perform services on our behalf, such as accounting, legal or data processing services.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund doesn’t jointly market

24	www.ONEFUND.io

Page Intentionally Left Blank.

Must be accompanied or preceded by a Prospectus. Index
Funds is distributed by Ultimus Fund Distributors, LLC. Index
Funds and Ultimus Fund Distributors, LLC are not affiliated.

Index Funds-SAR-23

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) Included as part of the report to Stockholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ONEFUND Trust

By (Signature and Title)	/s/ Michael G. Willis
Michael G. Willis, President and Principal Executive Officer

Date	December 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Willis
Michael G. Willis, President and Principal Executive Officer

Date	December 7, 2023

By (Signature and Title)	/s/ Michael G. Willis
Michael G. Willis, Treasurer and Principal Financial Officer

Date	December 7, 2023